Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Qualified Retirement Plan [Member]
Change in benefit obligations
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 1,048,353	$ 1,044,817
Service cost	23,392	22,833	$ 25,123
Interest cost	46,083	46,027	44,229
Actuarial loss (gain)	133,017	8,550
Benefits paid	(47,361)	(73,874)
Benefit obligation at end of year (PBO/PBO/APBO)	1,203,484	1,048,353	1,044,817
Change in plan assets
Market value of plan assets, beginning balance	738,962	736,880
Actual return on plan assets	144,064	39,956
Employer contributions	36,000	36,000
Benefits paid	(47,361)	(73,874)
Market value of plan assets, ending balance	871,665	738,962	736,880
Funded status at year end	$ (331,819)	$ (309,391)
Weighted-average assumptions (benefit obligation)
Discount rate	3.75%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
SERP [Member]
Change in benefit obligations
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 43,311	$ 42,720
Service cost	309	331	320
Interest cost	1,883	1,859	1,695
Actuarial loss (gain)	3,334	1,347
Benefits paid	(3,110)	(2,946)
Benefit obligation at end of year (PBO/PBO/APBO)	45,727	43,311	42,720
Change in plan assets
Employer contributions	3,110	2,946
Benefits paid	(3,110)	(2,946)
Funded status at year end	$ (45,727)	$ (43,311)
Weighted-average assumptions (benefit obligation)
Discount rate	3.75%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
PBOP [Member]
Change in benefit obligations
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 73,865	$ 72,632
Service cost	1,468	1,499	1,641
Interest cost	3,232	3,180	2,999
Actuarial loss (gain)	(71)	(2,060)
Benefits paid	(3,172)	(1,386)
Benefit obligation at end of year (PBO/PBO/APBO)	75,322	73,865	72,632
Change in plan assets
Market value of plan assets, beginning balance	48,113	43,584
Actual return on plan assets	7,742	4,818
Benefits paid	(1,247)	(289)
Market value of plan assets, ending balance	54,608	48,113	$ 43,584
Funded status at year end	$ (20,714)	$ (25,752)
Weighted-average assumptions (benefit obligation)
Discount rate	3.75%	4.50%